Trade and Other Receivables	12 Months Ended
Mar. 31, 2026
Trade and Other Receivables [Abstract]
Trade and other receivables
8.	Trade and other receivables

	March 31, 2025	March 31, 2026
	US$	US$
Trade receivables – third parties	1,199,983	1,810,275
Less: Allowance for expected credit losses of trade receivables – third parties	(10,079)	(37,773)
	1,189,904	1,772,502
Other receivables:
– third parties	2,271	5,862
Deposits	68,760	68,840
Prepayments	43,545	54,099
VAT refundable	316,530	163,968
Less: Allowance for expected credit losses for non-trade receivables	(123,193)	(32,794)
	1,497,817	2,032,477

Trade receivables are unsecured, non-interest bearing and are generally on 30 to 90 days’ (2025: 30 to 90 days) credit terms.

The movement in allowance for expected credit losses of trade receivables — third parties computed based on lifetime ECL was as follows:

	March 31, 2025	March 31, 2026
	US$	US$
At beginning of financial year	10,079	10,079
Provision for expected credit losses	—	27,694
At beginning and end of financial year	10,079	37,773

The movement in allowance for expected credit losses of non-trade receivables was as follows:

	March 31, 2025	March 31, 2026
	US$	US$
At beginning of financial year	52,005	123,193
Provision for expected credit losses	71,188	15,894
Reversal of provision for expected credit losses	—	(106,293)
At beginning and end of financial year	123,193	32,794

The currency profiles of the Company’s trade and other receivables as at the end of each reporting period are as follows:

	March 31, 2025	March 31, 2026
	US$	US$
United States Dollar	1,304,480	1,896,145
Khmer Riel	193,337	136,332
	1,497,817	2,032,477